Cover	Dec. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2022
Entity File Number	000-55735
Entity Registrant Name	VERONI BRANDS CORP.
Entity Central Index Key	0001693690
Entity Tax Identification Number	81-4664596
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2275 Half Day Rd. Suite 346
Entity Address, City or Town	Bannockburn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(888)
Local Phone Number	794-2999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false